PROPERTY AND EQUIPMENT (Details) (USD $)	Dec. 31, 2014	Dec. 31, 2013
Property and equipment, gross	$ 1,087,000	$ 3,000
Less accumulated depreciation and amortization	(249,000)	(1,000)
Property and equipment, net	838,000	2,000
Furniture, fixtures, and automobiles [Member]
Property and equipment, gross	263,000
Software [Member]
Property and equipment, gross	65,000
Computer equipment [Member]
Property and equipment, gross	311,000	3,000
Leasehold Improvements [Member]
Property and equipment, gross	$ 448,000